ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of VIE's Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Total current assets	$ 58,635	$ 38,921
Total assets	115,078	97,706
Total current liabilities	113,828	113,548
Total liabilities	116,436	116,669
AirNet's VIEs [Member]
Variable Interest Entity [Line Items]
Total current assets	55,850	38,697
Total non-current assets	56,292	58,603
Total assets	112,142	97,300
Total current liabilities	107,221	107,563
Total non-current liabilities	2,608	3,121
Total liabilities	$ 109,829	$ 110,684